SUMMARY OF OTHER INTANGIBLE ASSETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Intangible Assets
Other intangible assets gross carrying amount balance at beginning
Brands, trademark and trade names, acquired through business combination	720,550
Domain names	32,868
Other intangible assets gross carrying amount balance at end	753,418
Other intangible assets accumulated impairment balance at beginning
Amortisation for the period	(128,498)
Other intangible assets accumulated impairment balance at end	(128,498)
Carrying amount at the end of the period	$ 624,920